LEASE LIABILITIES (Details Narrative)				6 Months Ended		12 Months Ended
	Aug. 30, 2021 USD ($)	Mar. 17, 2020 USD ($)	Mar. 17, 2020 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease liabilities right of use asset				$ 870,736		$ 966,955	$ 912,993	$ 345,649
Operating lease liability				927,763		1,027,239	880,013	$ 345,649
Operating lease utilizing present value percent								10.00%
Finance lease, principal payments				3,798		7,499
Lease cost				152,841	$ 93,569	291,697	119,392
Operating leases				96,219		345,659
Amortization of ROU assets						291,697
Lease liabilities						1,052,720	912,993
Finance lease liability						25,481	32,980
Increase In Operating Lease				3,798		345,659
Finance lease, interest payment on liability				99,476		7,499
Operating Lease, Payments						198,433
Lease Deposit Liability				949,446		1,052,720
Operating lease, liability, current				$ 224,162		213,837	149,407
Long-Term Debt and Lease Obligation						$ 838,883
Operating lease, weighted average remaining lease term				4 years 1 month 20 days		4 years 6 months 3 days
Finance lease, weighted average remaining lease term				2 years 9 months		3 years 3 months
Operating lease, weighted average discount rate, percent				10.00%		10.00%
Finance lease, weighted average discount rate, percent				2.09%		2.09%
Finance leases liabilities				$ 21,683		$ 25,481
Operating lease liability, noncurrent				$ 725,284		$ 838,883	$ 763,586
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Finance lease description		The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025	The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025
Finance lease, principal payments		$ 676	$ 676
Corporate Office and Warehouse [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				4,500		4,500
Lease term				5 years		5 years
Base rent				$ 3,994		$ 3,994
Rent lease percentage				3.00%		3.00%
Lease expires				May 31, 2023
Warehouse and Main Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				30,000		30,000
Lease term				63 months
Rent lease percentage				2.00%		2.00%
Lease expires				Aug. 01, 2026		Aug. 01, 2026
Monthly rent payments				$ 10,200		$ 10,200
Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				10,000		10,000
Lease term				62 months
Rent lease percentage				1.50%		1.50%
Operating lease expense	$ 7,261			$ 7,261
Lease decription				The lease is for a 62-month term that commenced in October 2021 and expires in November 2026